SCHEDULE OF WARRANTS OUTSTANDING (Details) - $ / shares	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Stock Warrants Outstanding	5,000,000	228,958,334	228,958,334	228,958,334
Warrants Exercisable	5,000,000	228,958,334	228,958,334
Warrant One [Member]
Class of Warrant or Right [Line Items]
Exercisable Price		$ 0.0255
Stock Warrants Outstanding		5,000,000
Warrants Exercisable		5,000,000
Weighted Average Contractual Life of Warrants Outstanding and Exercisable (Years)	8 months 15 days	1 year 2 months 15 days
Warrant Two [Member]
Class of Warrant or Right [Line Items]
Exercisable Price		$ 0.04
Stock Warrants Outstanding		125,000,000
Warrants Exercisable		125,000,000
Weighted Average Contractual Life of Warrants Outstanding and Exercisable (Years)		3 months 7 days
Warrant Three [Member]
Class of Warrant or Right [Line Items]
Exercisable Price		$ 0.05
Stock Warrants Outstanding		9,375,000
Warrants Exercisable		9,375,000
Weighted Average Contractual Life of Warrants Outstanding and Exercisable (Years)		3 months 3 days
Warrant Four [Member]
Class of Warrant or Right [Line Items]
Exercisable Price		$ 0.06
Stock Warrants Outstanding		83,333,334
Warrants Exercisable		83,333,334
Weighted Average Contractual Life of Warrants Outstanding and Exercisable (Years)		6 months 29 days
Warrant Five [Member]
Class of Warrant or Right [Line Items]
Exercisable Price		$ 0.075
Stock Warrants Outstanding		6,250,000
Warrants Exercisable		6,250,000
Weighted Average Contractual Life of Warrants Outstanding and Exercisable (Years)		6 months 29 days